Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 10,742	$ 9,378
Contractual principal balance	3,612	1,910
Consolidated Securitization Entities
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	70	88
Difference between estimated fair value and unpaid principal balance	45	48
Carrying value at estimated fair value	115	136
Long-term Debt, Gross	10	22
Contractual principal balance	11	23
Difference between estimated fair value and contractual principal balance	$ 1	$ 1